Accounts payable and accrued expenses: (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Suppliers	$ 313,574	$ 428,881
Taxes payable	230,196	157,387
Use rights of assets under concession	247,729	127,076
Accounts payable to related parties (Note 15.1)	97,332	87,951
Salaries payable	127,289	111,984
Sundry creditors for services provided	810,973	583,059
Accounts payable to contractors	44,331	265,236
Total	$ 1,871,424	$ 1,761,574